Goodwill and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of table presents changes in the goodwill balances
(in thousands USD)	LATAM	USA	Total
January 1, 2021	$40,470	$30,694	$71,164
Foreign currency translation	(733)	—	(733)
September 30, 2021	$39,737	$30,694	$70,431

(in thousands USD)	Analytics	Commerce	Cloud	Agile Nearshore	Transformation	Total
December 31, 2018	$14,922	$12,853	$5,717	$17,477	$27,416	$78,385
Acquisitions	—	—	—	13,217	—	13,217
Disposals	—	—	—	—	(494)	(494)
Impairments	—	(6,480)	—	—	—	(6,480)
Foreign currency translation	644	505	248	—	959	2,356
December 31, 2019	15,566	6,878	5,965	30,694	27,881	86,984

Disposals	—	(69)	—	—	—	(69)
Impairments	(5,652)	(4,915)	(1,027)	—	—	(11,594)
Foreign currency translation	(2,431)	(1,243)	(932)	—	(3,716)	(8,322)
September 30, 2020	$7,483	$651	$4,006	$30,694	$24,165	$66,999

Schedule of finite-lived intangible assets
(in thousands USD)	As of September 30, 2021				Weighted Average Remaining Useful Life (Years)
	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount
Customer relationships	$89,915	$3,399	$(26,607)	66,707	12.2
Tradename	1,234	(31)	(183)	1,020	4.1
Total	$91,149	$3,368	$(26,790)	$67,727	12.1
	As of December 31, 2020				Weighted Average Remaining Useful Life (Years)
(in thousands USD)	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount
Customer relationships	$89,915	$4,040	(22,444)	$71,511	12.8

	December 31, 2020
(in thousands USD)	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life (Years)
Customer relationships	$89,915	$4,040	$(22,444)	$71,511	12.8
	December 31, 2019
(in thousands USD)	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life (Years)
Customer relationships	$95,498	$3,120	$(15,795)	$82,823	13.5

Schedule of presents goodwill by reporting unit and changes in goodwill
(in thousands USD)	LATAM	USA	Total
October 1, 2020	$36,305	$30,694	$66,999
Foreign currency translation	4,165	—	4,165
December 31, 2020	$40,470	$30,694	$71,164

Schedule of intangible assets for future periods
(in thousands USD)	Year ending December 31,
2021	$5,567
2022	5,567
2023	5,567
2024	5,567
2025	5,567
Thereafter	43,676
Total	$71,511